CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts	$ 1,726		$ 134
Ordinary shares, par value per share		0.0588235		0.0588235
Ordinary shares, shares authorized	52,000,000	52,000,000	52,000,000	52,000,000
Ordinary shares, shares issued	36,769,757	36,769,757	12,035,272	12,035,272
Ordinary shares, shares outstanding	36,769,757	36,769,757	12,035,272	12,035,272